Geographical Sales (Details) - Schedule of geographical distribution of company's sales - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographical Sales (Details) - Schedule of geographical distribution of company's sales [Line Items]
Geographical sales	$ 339,515	$ 2,137,607	$ 1,752,976
North America [Member]
Geographical Sales (Details) - Schedule of geographical distribution of company's sales [Line Items]
Geographical sales	305,490	1,522,412	1,348,228
Asia [Member]
Geographical Sales (Details) - Schedule of geographical distribution of company's sales [Line Items]
Geographical sales	14,403	473,157	349,499
South America [Member]
Geographical Sales (Details) - Schedule of geographical distribution of company's sales [Line Items]
Geographical sales	15,501	4,932
Other [Member]
Geographical Sales (Details) - Schedule of geographical distribution of company's sales [Line Items]
Geographical sales	$ 4,121	$ 137,106	$ 55,249